Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ 9,528	$ (42,727)	$ (87,219)
Share-based compensation expense	5,564	22,737	24,612
Allowance for current expected credit losses	4,031	8,728	7,046
Depreciation of property and equipment	2,008	3,459	7,096
Amortization of intangible assets	515	663	1,384	$ 500
Amortization of land use right	3,413	3,423	3,165
Deferred tax benefit	(81)	(102)	(212)
Amortization of right-of-use asset	2,060	2,576	2,935
Interest income on debt securities	0		(105)
Loss from equity in affiliates	32	3,479	31
Losses from extinguishment of convertible note			1,230
Investment loss (income)	(1,457)	3,328	18,526
Impairment of goodwill			31,928
Return on investment from equity affiliates			21
(Gain) loss on disposal of property and equipment	8	(9)	(11)
Changes in assets and liabilities:
Accounts receivable	2,406	(5,047)	(9,100)
Contract assets	978	(67)	(522)
Prepayments and other current assets	7,623	(13,893)	(1,801)
Other non-current assets	(2,723)	5,855	(7,278)
Accounts payable	(3,117)	(248)	3,246
Advances from customers	(970)	1,071	(483)
Taxes payable	(1,532)	1,326	(1,157)
Operating lease liabilities	(2,163)	(2,878)	(2,649)
Deferred income	252	62	(160)
Accrued expenses and other liabilities	858	(5,865)	(4,134)
Net cash (used in) provided by operating activities	27,233	(14,129)	(13,611)
Cash flows from investing activities:
Purchase of short-term bank deposits	(60,963)	(68,300)	(219,445)
Purchase of short-term financial products issued by banks	(65,348)	(70,391)	(29,899)
Purchase of short-term investments	0		(791)
Proceeds from maturity of short-term bank deposits	204,334	130,020	467,058
Proceeds from maturity of short-term financial products issued by banks	144,923	105,395	17,522
Proceeds from sale of short-term investments	514	235
Proceeds from dividends of short-term investments	110
Purchase of long-term bank deposits	(184,001)	(35,500)	(143,127)
Purchase of long-term financial products issued by banks		(61,400)	(20,000)
Purchase of long-term investments		(562)	(15)
Purchase of property and equipment	(1,701)	(2,546)	(924)
Purchase of land use right			(5,133)
Purchase of construction in progress for the headquarters project	(31,914)	(35,248)	(10,792)
Cash paid for an acquisition			(3,680)
Disposal of property and equipment	41	93	92
Cash received from business disposal	7,319		5,769
Cash received from disposal of long-term investments		155
Return of investment from equity affiliates			8
Net cash provided by (used in) investing activities	13,314	(38,049)	56,643
Cash flows from financing activities:
Proceeds from long-term borrowings for the headquarters project	32,375	35,790	10,909
Proceeds from exercise of employees' share options	609	853	634
Payment of financing cost	(273)
Deposit received in relation to the headquarters project		20,408
Deposits returned for business disposal			(1,000)
Net cash (used in) provided by financing activities	4,992	45,994	(52,368)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(721)	(162)	(804)
Net (decrease) increase in cash, cash equivalents and restricted cash	44,818	(6,346)	(10,140)
Cash, cash equivalents and restricted cash				$ 47,314
Cash, cash equivalents and restricted cash at beginning of year	30,828	37,174
Cash, cash equivalents and restricted cash at end of year	75,646	30,828	37,174
Supplemental disclosure of cash flow information:
Income taxes paid	233	185	152
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,163	2,878	2,649
Right-of-use assets obtained in exchange for operating lease obligations	90	2,325	4,588
Non-cash financing and investing activities:
Payables for property and equipment	31	398	12
Payables for financing cost	1,762
Proceeds receivable from exercise of employees' share options	35	417	116
Payables for treasury shares, at cost	326	83	210
Payables for construction in progress for the headquarters project	16,607	12,834	7,098
Settlement of compensation costs in relation to an acquisition with shares			1,830
Class A Ordinary Shares
Cash flows from financing activities:
Repurchase of Class A ordinary shares	$ (27,719)	$ (11,057)	$ (62,911)